Note 10 - Leases (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity of lease liability for the operating leases for the period ended December 31,
2023	$87,461
2024	71,077
2025	72,000
2026	72,000
2027	54,000
Imputed interest	(39,367)
Total lease liability	$317,171
Disclosed as:
Current portion	$72,319
Non-current portion	$244,852

Lessee, Right-of-Use Asset, Future Amortization Expense [Table Text Block]
2023	$75,920
2024	62,320
2025	61,827
2026	65,113
2027	51,091

Total	$316,271

Lease, Cost [Table Text Block]
	Nine Months	Nine Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$55,568	$49,055
	Three Months	Three Months
	ended	ended
	December 31,	December 31,
	2022	2021
	(unaudited)	(unaudited)
Operating lease expense	$22,765	$16,552

Banner Midstream Corp. [Member]
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturity of lease liability for the operating leases for the period ended March 31,
2023	$49,067
2024	$23,279
2025	$601
Imputed interest	$(5,424)
Total lease liability	$67,523
Disclosed as:
Current portion	$45,004
Non-current portion	$22,519

Finance Lease, Liability, Fiscal Year Maturity [Table Text Block]
Maturity of lease liability for the financing leases for the period ended March 31,
2023	$151,287
2024	$134,067
2025	$18,127
2026	$-
Imputed interest	$(8,423)
Total lease liability	$295,058

Disclosed as:
Current portion	$145,174
Non-current portion	$149,884

Lessee, Right-of-Use Asset, Future Amortization Expense [Table Text Block]
Amortization of the right of use asset for the period ended March 31,
2023	$189,561
2024	$156,762
2025	$18,897

Total	$365,220

Lease, Cost [Table Text Block]
	Year ended March 31, 2022	Year ended March 31, 2021

Operating lease expense	$65,606	$82,959

Finance lease expense
Depreciation of capitalized finance lease assets	161,603	136,804
Interest expense on finance lease liabilities	10,372	14,482
Total lease cost	$237,581	$234,245